ACQUISITION OF ACTIVE COMMUNICATIONS EUROPE. (''ACS'') (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Current assets	$305
Property and equipment	20
Technology	1,917
Customer relationships	312

Total identifiable assets acquired	2,554

Current liabilities	(361)
Deferred tax liability	(557)

Total identifiable liabilities assumed	(918)

Net identifiable assets acquired	1,636
Goodwill	2,473

Net assets acquired	$4,109